Investment Securities - Summary of Investment Securities (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	¥ 300,338
Available-for-sale financial assets			¥ 20,122,616
Debt instruments at fair value through other comprehensive income	13,814,769
Equity instruments at fair value through other comprehensive income	4,680,685
Total investment securities	18,795,792	¥ 19,147,158	20,495,075
Held-to-maturity investments			372,459
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			13,190,670
Debt instruments at fair value through other comprehensive income	5,851,058
Domestic [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	300,338
Held-to-maturity investments			372,459
Domestic [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			8,028,936
Domestic [member] | Debt instruments [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			7,685,303
Debt instruments at fair value through other comprehensive income	5,475,519
Domestic [member] | Debt instruments [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			47,032
Debt instruments at fair value through other comprehensive income	55,567
Domestic [member] | Debt instruments [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			296,601
Debt instruments at fair value through other comprehensive income	319,947
Domestic [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	25
Domestic [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			5,161,734
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			6,931,946
Debt instruments at fair value through other comprehensive income	7,963,711
Foreign [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			6,253,770
Foreign [member] | Debt instruments [member] | U.S. Treasury and other U.S. government agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			3,246,646
Debt instruments at fair value through other comprehensive income	4,669,634
Foreign [member] | Debt instruments [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			2,187,450
Debt instruments at fair value through other comprehensive income	2,583,193
Foreign [member] | Debt instruments [member] | Mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			488,183
Debt instruments at fair value through other comprehensive income	499,465
Foreign [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			331,491
Debt instruments at fair value through other comprehensive income	211,419
Foreign [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			¥ 678,176
Domestic equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	4,238,604
Foreign equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 442,081